NOTE 8 REVENUE CONCENTRATION - Customers, Percent of Sales (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Customer 1	$ 27	$ 22
Customer 2	27	16
Customer 3	22	7
Customer 4	5	6
Customer 5	3	6
Other	16	43
TOTAL	$ 100	$ 100